1933 Act
                                                                     Rule 497(j)




                                            March 17, 1998



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      THE PHOENIX EDGE SERIES FUND
         REGISTRATION NO. 33-5033


To the Commission Staff:

         On behalf of The Phoenix Edge Series Fund, in accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form N-1A pursuant to Rule 485(b) on February 24, 1998.

                                     Very truly yours,
                                     Phoenix Home Life Mutual Insurance Company


                                     /s/Edwin L. Kerr
                                     Edwin L. Kerr, Counsel